Commitments and Contingencies - Additional Information (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Purchase obligations	₩ 4,836		₩ 4,942
Kookmin Bank
Disclosure of contingent liabilities [line items]
Amount of payment guarantee	359	$ 244,450
Seoul Guarantee Insurance Co. Ltd.
Disclosure of contingent liabilities [line items]
Amount of payment guarantee	₩ 518